Financial income (Tables)	12 Months Ended
Dec. 31, 2024
Financial income
Schedule of financial income

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Interest	2,502	2,571	372
Exchange differences	4,925	1,254	6,041
Fair value adjustment foreign currency swaps	—	343	1
Other	20	6	349
Total financial income	7,447	4,174	6,763